Other Non-current Liabilities (Schedule of Plan Benefits) (Details) - Post-retirement Benefit [member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Plan assets	$ 1,777	$ 1,716
Defined benefit obligation, at present value	(2,024)	(2,046)
Ned defined benefit obligation	$ (247)	$ (330)